Overview of the Business	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview of the Business

1. Overview of the Business

Legal Structure

Beneficient, a Nevada corporation, is a technology-enabled financial services holding company (including its subsidiaries, but excluding its noncontrolling interest holders, collectively, “Ben,” “our,” “the Company,” or “we”) that provides simple, rapid, cost-effective liquidity solutions and trust products and services to participants in the alternative assets industry through its end-to-end online platform, Ben AltAccess (as defined below). Prior to the conversion described below, Beneficient Management, L.L.C. (“Ben Management”), a Delaware limited liability company, was Ben’s general partner and Ben was controlled by, and the exclusive and complete authority to manage the operations and affairs of Ben was granted to, Ben Management’s Board of Directors.

On June 6, 2023, the Company converted from a Delaware limited partnership to a Nevada corporation and changed its corporate name from “The Beneficient Company Group, L.P.” (“BCG”) to “Beneficient” (the “Conversion”). BCG, formerly known as Highland Consolidated Business Holdings, L.P., was formed on September 16, 2003. On June 6, 2023, following the BCG Recapitalization (as defined in Note 2) and the Conversion, the Company, as the sole member of Beneficient Company Group, L.L.C. (“Ben LLC”), adopted the First Amended and Restated Limited Liability Company Agreement of Ben LLC (the “Ben LLC A&R LLCA”). The Ben LLC A&R LLCA establishes managing member interests and non-managing members interests, referred to as the Class A Units of Ben LLC. Beneficient is designated as the sole managing member. In addition, certain additional amendments were made that principally focused on the management of Ben LLC by the managing member. After the adoption of the Ben LLC A&R LLCA, Beneficient contributed to Ben LLC all of the limited partnership interests and general partnership interests of Beneficient Company Holdings, L.P. (“BCH”) held by Beneficient (the “Contribution”), and Ben LLC became the general partner of BCH and the holder of 100% of the outstanding Class A Units of BCH.

On June 7, 2023, in accordance with the Business Combination Agreement, dated September 21, 2022 and amended April 18, 2023, with Avalon Acquisition, Inc. (“Avalon”), (the “Business Combination Agreement,” and the transactions contemplated thereby, collectively, the “Business Combination”), the Company completed its previously announced de-SPAC merger transaction (the “Transaction”) with Avalon. On June 8, 2023, Beneficient began trading on the Nasdaq Global Market. See Note 4 for additional disclosures related to the Conversion and Transaction.

BCH is a Delaware limited partnership formed on July 1, 2010. BCH is primarily a holding company that directly or indirectly receives all active and passive income of the Company and allocates that income among the partnership interests issued by BCH. As of September 30, 2025, BCH has issued and outstanding general partnership Subclass 1 Class A Units (“BCH Class A Units”), Class S Ordinary Units of BCH (the “BCH Class S Ordinary Units”), Class S Preferred Units of BCH (the “BCH Class S Preferred Units”), FLP Unit Accounts (Subclass 1, Subclass 2, and Subclass 3), Preferred Series A Subclass 0 Unit Accounts (“BCH Preferred A-0”), and Preferred Series A Subclass 1 Unit Accounts (“BCH Preferred A-1”).

Business Overview

Ben markets an array of liquidity solutions and related trustee, custody and trust administration services to participants in the alternative asset industry, with a focus on mid-to-high net worth (“MHNW”) individual investors (generally those with a net worth of $5.0 million to $30.0 million), small-to-midsize institutional (“STMI”) investors, family offices (“FAMOs”) and fund general partners and sponsors (“GPs” and together with MHNW individuals, STMI investors and FAMOs, “Customers”). Ben provides Customers seeking an early exit from their alternative asset investments a suite of bespoke liquidity solutions for their otherwise illiquid alternative asset investments through a proprietary financing and trust structure, which we implement for our Customers (we refer to such trusts collectively as the “Customer ExAlt Trusts”). We plan to offer comprehensive alternative asset trust and custody services, and novel insurance products covering risks attendant to owning, managing and transferring alternative assets, and additional broker-dealer services in connection with our liquidity products and services.

Ben’s primary operations, which commenced on September 1, 2017, relate to its liquidity and trust administration products and services. Ben offers or plans to offer its products and services through its operating subsidiaries, which include: (i) Ben AltAccess, L.L.C., a Delaware limited liability company (“Ben AltAccess”), which has historically offered an online platform designed to provide a digital experience for Customers seeking liquidity, custody, trust and data services for their alternative assets, (ii) Ben Liquidity, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Liquidity”), which offers liquidity products, (iii) Ben Custody, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Custody”), which provides services for private fund, trustee, and trust administration, (iv) Ben Data, L.L.C., a Delaware limited liability company (“Ben Data”), which provides data analytics and evaluation services,

(v) Ben Markets L.L.C., including its subsidiaries (“Ben Markets”), provides broker-dealer services and transfer agency services in connection with offering Ben’s products and services, and (vi) Ben Insurance, L.L.C., including its subsidiaries (“Ben Insurance Services”), which intends to offer insurance products and services covering risks attendant to owning, managing and transferring alternative assets when, and if, an applicable insurance charter is obtained. Ben serves as trustee of certain of the Customer ExAlt Trusts, which operate for the benefit of the Charities (defined below) and Economic Growth Zones (defined below).

Ben Liquidity offers simple, rapid and cost-effective liquidity products to its Customers through the use of the Customer ExAlt Trusts, which facilitate the exchange of a Customer’s alternative assets for consideration using a proprietary financing and trust structure (such structure and related process, the “ExAlt PlanTM”). In ExAlt PlanTM financings, a subsidiary of Ben Liquidity, Beneficient Fiduciary Financial, L.L.C. (“BFF”), a Kansas based trust company that provides fiduciary financing to fidfin trusts, makes fiduciary loans (each, an “ExAlt Loan”) to certain of the Customer ExAlt Trusts, which in turn employ a portion of the loan proceeds to acquire and deliver agreed upon consideration to the Customer, in exchange for their alternative assets. BFF is registered as a chartered Kansas Technology Enabled Fiduciary Financial Institution (“TEFFI”) under the Technology-Enabled Fiduciary Financial Institution Act (the “TEFFI Act”) and regulated by the Kansas Office of the State Bank Commissioner (“OSBC”). Only BFF, our subsidiary, is regulated by the OSBC. The OSBC does not regulate the entirety of Ben. Ben Liquidity generates interest and fee income earned in connection with the ExAlt Loans, which are collateralized by a portion of the cash flows from the exchanged alternative assets, then owned by Customer ExAlt Trusts (the “Collateral”). The ExAlt Loans are eliminated upon consolidation of the Customer ExAlt Trusts solely for financial reporting purposes.

Under the applicable trust and other agreements, certain Texas and Kansas charities are the ultimate beneficiaries of the Customer ExAlt Trusts (which we refer to as “Charities” or “Economic Growth Zones” respectively, and collectively, the “Charitable Beneficiaries”), and their interests are reported as noncontrolling interests in our consolidated financial statements. The TEFFI Act requires that two and a half percent (2.5%) of the cash distributions from alternative assets serving as collateral to Ben Liquidity loans be charitably contributed by certain of the Customer ExAlt Trusts to a designated Kansas Economic Growth Zone. Accordingly, for ExAlt Loans originated on or after December 7, 2021, Economic Growth Zones are paid $0.025 for every $1.00 received by an ExAlt Trust from the corresponding alternative assets. For ExAlt Loans originated prior to December 7, 2021, in accordance with the terms of the applicable trust and other agreements, the Charitable Beneficiaries of the Customer ExAlt Trusts formed prior to such date, are paid $0.05 for every $0.95 paid to the applicable ExAlt Loan lender.

Ben Custody currently provides full-service trust and custody administration services to the trustees (including BFF) of certain of the Customer ExAlt Trusts, which own the exchanged alternative assets following liquidity transactions in exchange for fees payable quarterly.

The Customer ExAlt Trusts’ distributions on its alternative assets support the repayment of the ExAlt Loans plus any related interest and fees. Since Ben consolidates the Customer ExAlt Trusts, Ben Liquidity’s ExAlt Loans and related interest and fee income and provision for credit losses and Ben Custody’s fee income are eliminated in the presentation of our consolidated financial statements solely for financial reporting purposes; however, such amounts directly impact the allocation of income (loss) to Ben’s or BCH’s equity holders. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements, but are recognized for purposes of the allocation of income (loss) to the beneficial owners of the Customer ExAlt Trusts. Refer to Note 3 for additional information.

Ben’s existing and planned products and services are designed to be delivered digitally and provide liquidity, trust and custody solutions, data analytics and news, support the tax and estate planning objectives of its Customers, facilitate asset diversification and provide administrative management and reporting solutions tailored to the goals of investors of alternative investments. While Ben’s financial products and services are presently offered through Ben Liquidity and Ben Custody, Ben plans to expand its capabilities under Ben Custody and provide additional products and services through Ben Insurance Services and Ben Markets in the future. Ben Insurance Services, through two subsidiaries, PEN Indemnity Insurance Company, Ltd. (“PEN”), which has been chartered as a Bermuda based insurance company, and Beneficient Insurance Company, L.L.C. (“BIC”), an entity through which the Company intends to apply to become a Kansas captive property and casualty insurer, plans to offer to affiliated Customer ExAlt Trusts certain customized insurance products and services covering risks relating to owning, managing and transferring alternative assets. Our prior application for an insurance charter with the Commissioner of Insurance of the State of Kansas was voluntarily withdrawn on August 8, 2025, but we intend to resubmit the application in the future. Ben Markets, through one of its subsidiaries, Ben Markets Management Holdings, L.P., received regulatory approval to acquire, and subsequently acquired, a captive registered broker-dealer, Beneficient Securities Company, L.P., an entity that will conduct its activities attendant to offering a suite of products and services from the Ben family of companies. Ben Markets, through another of its subsidiaries, Beneficient Transfer & Clearing Company, L.L.C., also received regulatory approval from the SEC on June 24, 2022 to operate as a registered transfer agent with respect to its securities, and intends to provide various services for Customers transacting with Ben, including the Customer ExAlt Trusts.

As discussed further in Note 3, certain of our operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts, which are consolidated subsidiaries of Ben solely for financial reporting purposes, and therefore transactions between our operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements.

Liquidity and Going Concern

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2025, we had unrestricted cash and cash equivalents of $4.9 million. Besides the unrestricted cash and cash equivalents, the Company’s principal sources of liquidity available to meet its contractual obligations are proceeds on ExAlt Loan payments and fee income derived from distributions, including sales proceeds from dispositions, on investments held by the Customer ExAlt Trusts and potential access to capital under the Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), however, our ability to access the cash distributions from the Customer ExAlt Trusts’ alternative asset portfolio is limited by the terms of the ExAlt Loans from Ben Liquidity to the Customer ExAlt Trusts and our ability to access proceeds from SEPA is subject to market conditions, such as trading volume, price of our Class A Common Stock and other factors beyond our control. We have historically generated net losses and, in aggregate, these net losses have resulted in an accumulated deficit of $2.1 billion as of September 30, 2025. As of October 31, 2025, we had unrestricted cash and cash equivalents of approximately $9.0 million.

Our contractual obligations over the next 12 months include scheduled maturities of outstanding related party borrowings of approximately $7.8 million as of September 30, 2025 related to the HH-BDH Credit Agreement. As discussed in Note 19, subsequent to September 30, 2025, we have paid down the $7.8 million of outstanding borrowing under the HH-BDH Credit Agreement to approximately $3.8 million as of November 10, 2025, primarily with proceeds from the monetization of certain of the investments held by the Customer ExAlt Trusts. As discussed in Note 8, on July 30, 2025, we were notified of events of default under the HCLP Loan Agreement. The HCLP Loan purportedly matured on April 14, 2025, at which time the related party debt and accrued interest became due and payable immediately (approximately $94.4 million (including an unamortized premium thereon) of debt outstanding and unpaid interest of $24.0 million as of September 30, 2025). The Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan in light of credible evidence that Mr. Heppner, our former CEO, participated in fabricating and delivering fake documents to the Company regarding his and others’ relationships to HCLP, among other items. On November 4, 2025, Mr. Heppner was indicted by the United States Southern District of New York charging Mr. Heppner with various counts comprised of securities fraud, wire fraud, conspiracy to commit securities fraud and wire fraud, false statements to auditors, and falsification of records. Our obligations including principal and accrued interest under these related party debt instruments as of September 30, 2025 exceeded $126 million. Finally, as discussed in Note 17, on October 10, 2025, the Texas Fifth Court of Appeals reversed the judgment of the Texas District Court and confirmed a previous equity arbitration award that amounted to $62.8 million in compensatory damages. Interest continues to accrue each quarter at 10.5% until settled.

All of these conditions raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date of issuance.

We expect the Company will require additional capital to satisfy our obligations and fund our operations for the next twelve months, which will likely be achieved through the issuance of additional debt or equity, including through the SEPA upon filing of a post-effective amendment to the SEPA resale registration statement, and the monetization of certain of the investments held by the Customer ExAlt Trusts. We continue to evaluate our available options with respect to the arbitration award, which may include appealing to the Texas Supreme Court or working with the claimant in the arbitration on settlement terms that could reduce the potential near term cash obligations associated with the arbitration. Also, we intend to potentially refinance some or all of our existing borrowings with either our current lenders or other lenders, and continue to seek opportunities to reduce corporate overhead; however, we cannot conclude these are probable of being implemented or, if probable of being implemented, being in sufficient enough amounts to satisfy our contractual amounts as they presently exist that are coming due over the next 12 months as of the date of the filing of these financial statements with the SEC.

On June 27, 2023, we entered into a SEPA, whereby we have the right, but not the obligation, to sell to Yorkville up to $250.0 million of shares of the Company’s common stock. On June 20, 2024, the Company obtained stockholder approval pursuant to Nasdaq Listing Rule 5635(d) for the issuance of shares of Class A common stock to Yorkville in excess of 19.9% of the outstanding voting Common Stock as of the date of the SEPA. As a result, the Company could issue up to an aggregate of approximately $246.1 million worth of shares of Class A common stock following registration with the SEC, which occurred on November 12, 2024. As of September 30, 2025, approximately $240.7 million worth of shares of Class A common stock remains available under the terms of the SEPA. However, the decision regarding future sale of shares, including those under the SEPA, is subject to market conditions, such as trading volume, price of our Class A common stock and other factors beyond our control.

As more fully described in Note 8, on October 19, 2023, we entered into a three-year $25.0 million term loan with HH-BDH LLC, which was fully drawn upon closing and, the proceeds of which were used to repay certain outstanding obligations, fund development of our products, and provide additional working capital. On August 16, 2024, we entered into an amendment to the term loan with HH-BDH to add an additional term loan of $1.7 million, which was used to provide working capital. During the six months ended September 30, 2025, we agreed to an advance, as part of a currently ongoing negotiation to enter into an amendment to the term loan with HH-BDH, to add an additional term loan of $850 thousand, which was used to provide working capital. The HH-BDH Credit Agreement contains certain financial maintenance covenants, including a debt service coverage ratio. The Company has at times in late fiscal year 2025 and in subsequent periods been in default on certain of the required payment obligations, financial covenants, and information reporting requirements of the HH-BDH Credit Agreement. The Company is actively working with the lender on waivers related to these defaults along with the amendment to the HH-BDH Credit Agreement. Such negotiations remain in process as of the date of filing of these financial statements. The events of default under the HCLP Loan Agreement described above triggered a cross default provision in the HH-BDH Credit Agreement. The Company timely notified HH-BDH of the cross default and, as of the date of these financial statements, HH-BDH has not notified the Company that it intends to declare an event of default as its relates to the cross default provision of the HH-BDH Credit Agreement.

On August 6, 2024, the Company entered into a securities purchase agreement with Yorkville, pursuant to which the Company agreed to issue and sell convertible debentures in an aggregate principal amount of up to $4.0 million and warrants to purchase up to 1,325,382 shares of the Company’s Class A common stock at an exercise price of $2.63. On August 6, 2024, the Company issued $2.0 million to Yorkville in aggregate principal amount of the convertible debentures and warrants to purchase up to 662,691 shares of Common Stock. Also, on November 13, 2024, the Company issued an additional $2.0 million in aggregate principal amount of convertible debentures and warrants to purchase up to 662,691 shares of Class A common stock. The convertible debentures were repaid in full in February 2025. The warrants issued to Yorkville remain outstanding however, given the trading price per share of our Class A common stock is significantly below the exercise price of these warrants, we have not assumed or relied on the receipt of proceeds from the exercise of these warrants.

Ben may not be able to refinance our indebtedness or obtain additional financing on terms favorable to the Company, or at all. To the extent that Ben or its subsidiaries raise additional capital through the future sale of equity or debt, the ownership interest of our existing equity holders may be diluted. The terms of these future equity or debt securities may include liquidation or other preferences that adversely affect the rights of our existing equity unitholders or involve negative covenants that restrict Ben’s ability to take specific actions, such as incurring additional debt or making additional investments in growing the operations of the Company. If Ben defaults on these borrowings, then the Company will be required to either (i) sell participation or other interests in our loans or other of our assets, or (ii) to raise additional capital through the sale of equity and the ownership interest of our equity holders may be diluted.

We will utilize our cash flows toward our contractual obligations, to invest in our business, including new product initiatives and growth strategies, including any potential acquisitions, and, if determined by our Board, to pay dividends to our equity holders, including guaranteed payments on certain of BCH’s preferred equity securities, and to fund tax distributions for certain noncontrolling interest holders. Our ability to fund these capital needs will depend on our ongoing ability to generate cash from operations and via the capital markets.

While we have concluded that there is substantial doubt about our ability to continue as a going concern, our financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty related to the Company’s ability to continue as a going concern.

Reverse Stock Split

In April 2024, the Company’s stockholders approved a reverse stock split of its Common Stock at a range of ratios between 1-for-10 to 1-for-100, and the Company’s board of directors approved the implementation of the reverse stock split at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statutes Section 78.207 (the “Reverse Stock Split”). The Reverse Stock Split was effective as of April 18, 2024, and the Company regained compliance with the minimum bid price requirement in May 2024.

As of the effective time of the Reverse Stock Split, every 80 issued and outstanding shares of the Company’s Common Stock was automatically reclassified into one issued and outstanding share of the Company’s Common Stock, with no change in the par value per share. No fractional shares of Common Stock were issued in connection with the Reverse Stock Split and all fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. Proportional adjustments were made to the number of shares of common stock issuable upon exercise or conversion of the Company’s equity award, warrants, and other equity instruments convertible into common stock, as well as the applicable exercise price. All share and per share amounts of the Company’s Class A and Class B common stock presented in this Quarterly Report on Form 10-Q have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of Common Stock to additional paid-in capital.

Amendments to Organizational Documents

In connection with the Reverse Stock Split, on April 11, 2024, the Company, in its capacity as the sole managing member and the sole non-managing member of Ben LLC, entered into and adopted the Second Amended and Restated Limited Liability Company Agreement of Beneficient Company Group, L.L.C. (the “Second Ben LLC A&R LLCA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Second Ben LLC A&R LLCA provides that, among other things, in the event that the Company at any time (i) subdivides (by any stock split, dividend, recapitalization or otherwise), the outstanding shares of the Class A common stock (and Class B common stock, as applicable) of the Company into a greater number of shares, Ben LLC shall (A) cause the issuance of additional Class A Units of Ben LLC (the “Ben LLC Class A Units”) and (B) cause BCH to issue additional BCH Class A Units (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as general partner of BCH to be appropriate), in both cases to reflect the increase in the number of shares of Common Stock of the Company outstanding, and (ii) combines (by combination, reverse split or otherwise) the outstanding shares of Class A common stock (and Class B common stock, as applicable) of the Company into a smaller number of shares, Ben LLC shall (A) cause a reduction in the number of Ben LLC Class A Units outstanding and (B) cause BCH to reduce the number of BCH Class A Units (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as the general partner of BCH to be appropriate), in both cases to reflect the decrease in the number of shares of Common Stock of the Company outstanding.

Also in connection with the Reverse Stock Split, on April 11, 2024, Ben LLC, in its capacity as the sole general partner of BCH, entered into and adopted the Ninth Amended and Restated Limited Partnership Agreement of BCH (the “Ninth A&R BCH LPA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Ninth A&R BCH LPA provides for, among other things, (i) the combination of certain units of BCH in connection with the Reverse Stock Split and the corresponding reverse unit split of the Ben LLC Class A Units as well as amendments to the definition of the Preferred Series A Subclass 0 Unit Conversion Price and Preferred Series A Subclass 1 Unit Conversion Price (each as defined in the Ninth A&R BCH LPA) and (ii) remove references to the previously authorized Preferred Series C Subclass 1 Unit Accounts (as defined in the Ninth A&R BCH LPA), which are no longer outstanding.

On September 30, 2024, Amendment No. 1 to the Ninth A&R BCH LPA was adopted to re-designate fifty percent (50%) of the aggregate capital account balances in the BCH Preferred A-0 as non-redeemable Preferred A-0 Unit Accounts (such redesignated portion, the “BCH Preferred A-0 Non-Redeemable”) with the remaining fifty percent (50%) of the capital account balances in the BCH Preferred A-0 Accounts remaining redeemable (such remaining Preferred A-0 being the “BCH Preferred A-0 Redeemable”). As a result of this redesignation, approximately $125.5 million of temporary equity was reclassified to permanent equity as of September 30, 2024. Also, on November 21, 2024, an additional $35.0 million of the BCH Preferred A-0 was redesignated to BCH Preferred A-0 Non-Redeemable.

The BCH Preferred A-0 Non-Redeemable is identical to the BCH Preferred A-0 Redeemable except that it does not have any cash redemption rights.

Purchase Agreement with Mercantile Bank International Corp.

On December 4, 2024, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among the Company, Beneficient Capital Company Holdings, L.P., a subsidiary of the Company (“BCC Holdings”), Mercantile Bank International Corp. (“MBI”) and Mercantile Global Holdings, Inc., (“MGH” and, together with MBI, the “Sellers”), pursuant to which, BCC Holdings agreed to purchase from MGH all of the issued and outstanding shares of capital stock of MBI upon the terms and subject to the conditions set forth in the Purchase Agreement.

On June 3, 2025, the Sellers delivered a notice to the Company terminating the Purchase Agreement, effective immediately. The termination of the Purchase Agreement did not cause the Company or BCC Holdings to incur any additional liability.

1. Overview of the Business

Legal Structure

Beneficient, a Nevada corporation, is a technology-enabled financial services holding company (including its subsidiaries, but excluding its noncontrolling interest holders, collectively, “Ben,” “our,” “the Company,” or “we”) that provides simple, rapid, cost-effective liquidity solutions and trust products and services to participants in the alternative assets industry through its end-to-end online platform, Ben AltAccess (as defined below). Prior to the conversion described below, Beneficient Management, L.L.C. (“Ben Management”), a Delaware limited liability company, was Ben’s general partner and Ben was controlled by, and the exclusive and complete authority to manage the operations and affairs of Ben was granted to, Ben Management’s Board of Directors.

On June 6, 2023, the Company converted from a Delaware limited partnership to a Nevada corporation and changed its corporate name from “The Beneficient Company Group, L.P.” (“BCG”) to “Beneficient” (the “Conversion”). BCG, formerly known as Highland Consolidated Business Holdings, L.P., was formed on September 16, 2003. On June 6, 2023, following the BCG Recapitalization (as defined in Note 4) and the Conversion, the Company, as the sole member of Beneficient Company Group, L.L.C. (“Ben LLC”), adopted the First Amended and Restated Limited Liability Company Agreement of Ben LLC (the “Ben LLC A&R LLCA”). The Ben LLC A&R LLCA establishes managing member interests and non-managing members interests, referred to as the Class A Units of Ben LLC. Beneficient is designated as the sole managing member. In addition, certain additional amendments were made that principally focused on the management of Ben LLC by the managing member. After the adoption of the Ben LLC A&R LLCA, Beneficient contributed to Ben LLC all of the limited partnership interests and general partnership interests of Beneficient Company Holdings, L.P. (“BCH”) held by Beneficient (the “Contribution”), and Ben LLC became the general partner of BCH and the holder of 100% of the outstanding Class A Units of BCH.

On June 7, 2023, in accordance with the Business Combination Agreement, dated September 21, 2022 and amended April 18, 2023, with Avalon Acquisition, Inc. (“Avalon”), (the “Business Combination Agreement,” and the transactions contemplated thereby, collectively, the “Business Combination”), the Company completed its previously announced de-SPAC merger transaction (the “Transaction”) with Avalon. On June 8, 2023, Beneficient began trading on the Nasdaq Global Market. See Note 4 for additional disclosures related to the Conversion and Transaction.

BCH is a Delaware limited partnership formed on July 1, 2010. BCH is primarily a holding company that directly or indirectly receives all active and passive income of the Company and allocates that income among the partnership interests issued by BCH. As of March 31, 2025, BCH has issued and outstanding general partnership Subclass 1 Class A Units (“BCH Class A Units”), Class S Ordinary Units of BCH (the “BCH Class S Ordinary Units”), Class S Preferred Units of BCH (the “BCH Class S Preferred Units”), FLP Unit Accounts (Subclass 1, Subclass 2, and Subclass 3), Preferred Series A Subclass 0 Unit Accounts (“BCH Preferred A-0”), and Preferred Series A Subclass 1 Unit Accounts (“BCH Preferred A-1”).

Business Overview

Ben markets an array of liquidity solutions and related trustee, custody and trust administration services to participants in the alternative asset industry, with a focus on mid-to-high net worth (“MHNW”) individual investors (generally those with a net worth of $5.0 million to $30.0 million), small-to-midsize institutional (“STMI”) investors, family offices (“FAMOs”) and fund general partners and sponsors (“GPs” and together with MHNW individuals, STMI investors and FAMOs, “Customers”). Ben provides Customers seeking an early exit from their alternative asset investments a suite of bespoke liquidity solutions for their otherwise illiquid alternative asset investments through a proprietary financing and trust structure, which we implement for our customers (we refer to such trusts collectively as the “Customer ExAlt Trusts”). We plan to offer comprehensive alternative asset trust and custody services, and novel insurance products covering risks attendant to owning, managing and transferring alternative assets, and additional broker-dealer services in connection with our liquidity products and services.

Ben’s primary operations, which commenced on September 1, 2017, relate to its liquidity and trust administration products and services. Ben offers or plans to offer its products and services through its operating subsidiaries, which include: (i) Ben AltAccess, L.L.C., a Delaware limited liability company (“Ben AltAccess”), which offers an online platform designed to provide a digital experience for Customers seeking liquidity, custody, trust and data services for their alternative assets, (ii) Ben Liquidity, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Liquidity”), which offers liquidity products, (iii) Ben Custody, L.L.C., a Delaware limited liability company, and its subsidiaries (collectively, “Ben Custody”), which provides services for private fund, trustee, and trust administration, (iv) Ben Data, L.L.C., a Delaware limited liability company (“Ben Data”), which provides data analytics and evaluation services, (v) Ben Markets L.L.C., including its subsidiaries (“Ben Markets”), provides broker-dealer services and transfer agency services in connection with offering Ben’s products and services, and (vi) Ben Insurance, L.L.C., including its subsidiaries (“Ben Insurance Services”), which intends to offer insurance products and services covering risks attendant to owning, managing and transferring alternative assets. Ben serves as trustee of certain of the Customer ExAlt Trusts, which operate for the benefit of the Charities (defined below) and Economic Growth Zones (defined below).

Ben Liquidity offers simple, rapid and cost-effective liquidity products to its Customers through the use of the Customer ExAlt Trusts, which facilitate the exchange of a Customer’s alternative assets for consideration using a proprietary financing and trust structure (such structure and related process, the “ExAlt PlanTM”). In ExAlt PlanTM financings, a subsidiary of Ben Liquidity, Beneficient Fiduciary Financial, L.L.C. (“BFF”), a Kansas based trust company that provides fiduciary financing to fidfin trusts, makes fiduciary loans (each, an “ExAlt Loan”) to certain of the Customer ExAlt Trusts, which in turn employ a portion of the loan proceeds to acquire and deliver agreed upon consideration to the Customer, in exchange for their alternative assets. BFF is registered as a chartered Kansas Technology Enabled Fiduciary Financial Institution (“TEFFI”) under the Technology-Enabled Fiduciary Financial Institution Act (the “TEFFI Act”) and regulated by the Kansas Office of the State Bank Commissioner (“OSBC”). Only BFF, our subsidiary, is regulated by the OSBC. The OSBC does not regulate the entirety of Ben. Ben Liquidity generates interest and fee income earned in connection with the ExAlt Loans, which are collateralized by a portion of the cash flows from the exchanged alternative assets, then owned by Customer ExAlt Trusts (the “Collateral”). The ExAlt Loans are eliminated upon consolidation of the Customer ExAlt Trusts solely for financial reporting purposes.

Under the applicable trust and other agreements, certain Texas and Kansas charities are the ultimate beneficiaries of the Customer ExAlt Trusts (which we refer to as “Charities” or “Economic Growth Zones” respectively, and collectively, the “Charitable Beneficiaries”), and their interests are reported as noncontrolling interests in our consolidated financial statements. The TEFFI Act requires that two and a half percent (2.5%) of the cash distributions from alternative assets serving as collateral to Ben Liquidity loans be charitably contributed by certain of the Customer ExAlt Trusts to a designated Kansas Economic Growth Zone. Accordingly, for ExAlt Loans originated on or after December 7, 2021, Economic Growth Zones are paid $0.025 for every $1.00 received by an ExAlt Trust from the corresponding alternative assets. For ExAlt Loans originated prior to December 7, 2021, in accordance with the terms of the applicable trust and other agreements, the Charitable Beneficiaries of the Customer ExAlt Trusts formed prior to such date, are paid $0.05 for every $0.95 paid to the applicable ExAlt Loan lender.

Ben Custody currently provides full-service trust and custody administration services to the trustees (including BFF) of certain of the Customer ExAlt Trusts, which own the exchanged alternative assets following liquidity transactions in exchange for fees payable quarterly.

The Customer ExAlt Trusts’ distributions on its alternative assets support the repayment of the ExAlt Loans plus any related interest and fees. Since Ben consolidates the Customer ExAlt Trusts, Ben Liquidity’s ExAlt Loans and related interest and fee income and provision for credit losses and Ben Custody’s fee income are eliminated in the presentation of our consolidated financial statements solely for financial reporting purposes; however, such amounts directly impact the allocation of income (loss) to Ben’s or BCH’s equity holders. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements, but are recognized for purposes of the allocation of income (loss) to the beneficial owners of the Customer ExAlt Trusts. Refer to Note 3 for additional information.

Ben’s existing and planned products and services are designed to be delivered digitally and provide liquidity, trust and custody solutions, data analytics and news, support the tax and estate planning objectives of its Customers, facilitate asset diversification and provide administrative management and reporting solutions tailored to the goals of investors of alternative investments. While Ben’s financial products and services are presently offered through Ben Liquidity and Ben Custody, Ben plans to expand its capabilities under Ben Custody and provide additional products and services through Ben Insurance Services and Ben Markets in the future. Ben Insurance Services, through two subsidiaries, PEN Indemnity Insurance Company, Ltd. (“PEN”), which has been chartered as a Bermuda based insurance company, and Beneficient Insurance Company, L.L.C. (“BIC”), an entity through which the Company intends to apply to become a Kansas captive property and casualty insurer, plans to offer to affiliated Customer ExAlt Trusts certain customized insurance products and services covering risks relating to owning, managing and transferring alternative assets. Ben Markets, through one of its subsidiaries, Ben Markets Management Holdings, L.P., received regulatory approval to acquire, and subsequently acquired, a captive registered broker-dealer, Beneficient Securities Company, L.P., an entity that will conduct its activities attendant to offering a suite of products and services from the Ben family of companies. Ben Markets, through another of its subsidiaries, Beneficient Transfer & Clearing Company, L.L.C., also received regulatory approval from the SEC on June 24, 2022 to operate as a registered transfer agent with respect to its securities, and intends to provide various services for customers transacting with Ben, including the Customer ExAlt Trusts.

As discussed further in Note 3, certain of our operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts, which are consolidated subsidiaries of Ben solely for financial reporting purposes, and therefore transactions between our operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements.

Liquidity and Going Concern

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2025, we had unrestricted cash and cash equivalents of $1.3 million. Besides the unrestricted cash and cash equivalents, the Company’s principal sources of liquidity available to meet its contractual obligations are proceeds on ExAlt Loan payments and fee income derived from distributions on investments held by the Customer ExAlt Trusts and potential access to capital under the Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), however, our ability to access the cash distributions from the Customer ExAlt Trusts’ alternative asset portfolio is limited by the terms of the ExAlt Loans from Ben Liquidity to the Customer ExAlt Trusts and our ability to access proceeds from SEPA is subject to market conditions, such as trading volume, price of our Class A Common Stock and other factors beyond our control. We have historically generated net losses and, in aggregate, these net losses have resulted in an accumulated deficit of $2.0 billion as of March 31, 2025. As of August 31, 2025, we had unrestricted cash and cash equivalents of approximately $3.2 million.

Our contractual obligations over the next 12 months include scheduled maturities of outstanding related party borrowings of approximately $22.0 million as of March 31, 2025 related to the HH-BDH Credit Agreement. As discussed in Note 22, subsequent to March 31, 2025, we have paid down the $22.0 million of outstanding borrowing under the HH-BDH Credit Agreement to approximately $8.3 million as of the date of filing of these financial statements primarily with proceeds from the monetization of certain of the investments held by the Customer ExAlt Trusts. As discussed in Note 11, on July 30, 2025, we were notified of events of default under the HCLP Loan Agreement. The HCLP Loan purportedly matured on April 14, 2025, at which time the related party debt and accrued interest became due and payable immediately (approximately $94.5 million (including an unamortized premium thereon) of debt outstanding and unpaid interest of $18.6 million as of March 31, 2025). The Company is evaluating the validity of its obligations under the HCLP Loan Agreement and the liens securing the HCLP Loan in light of credible evidence that Mr. Heppner, our former CEO, participated in fabricating and delivering fake documents to the Company regarding his and others’ relationships to HCLP, among other items. Our obligations including principal and accrued interest under these related party debt instruments as of August 31, 2025 exceeded $125 million.

All of these conditions raised substantial doubt about the Company’s ability to continue as a going concern within one year after the date of issuance.

We expect the Company will require additional capital to satisfy our obligations and fund our operations for the next twelve months, which will likely be achieved through the issuance of additional debt or equity, including through the SEPA, and the monetization of certain of the investments held by the Customer ExAlt Trusts. Also, we intend to potentially refinance some or all of our existing borrowings with either our current lenders or other lenders, and continue to seek opportunities to reduce corporate overhead; however, we cannot conclude these are probable of being implemented or, if probable of being implemented, being in sufficient enough amounts to satisfy our contractual amounts as they presently exist that are coming due over the next 12 months as of the date of the filing of these financial statements with the SEC.

On June 27, 2023, we entered into a SEPA, whereby we have the right, but not the obligation, to sell to Yorkville up to $250.0 million of shares of the Company’s common stock. On June 20, 2024, the Company obtained stockholder approval pursuant to Nasdaq Listing Rule 5635(d) for the issuance of shares of Class A common stock to Yorkville in excess of the Exchange Cap. As a result, the Company could issue up to an aggregate of approximately $246.1 million worth of shares of Class A common stock following registration with the SEC, which occurred on November 12, 2024. As of March 31, 2025, approximately $241.0 million worth of shares of Class A common stock remains available under the terms of the SEPA. However, the decision regarding future sale of shares, including those under the SEPA, is subject to market conditions, such as trading volume, price of our Class A common stock and other factors beyond our control.

As more fully described in Note 11, on October 19, 2023, we entered into a three-year $25.0 million term loan with HH-BDH LLC, which was fully drawn upon closing and, the proceeds of which were used to repay certain outstanding obligations, fund development of our products, and provide additional working capital. On August 16, 2024, we entered into an amendment to the term loan with HH-BDH to add an additional term loan of $1.7 million, which was used to provide working capital. Subsequent to March 31, 2025, we agreed to enter into an amendment to the term loan with HH-BDH to add an additional term loan of $850 thousand, which was used to provide working capital. The HH-BDH Credit Agreement contains certain financial maintenance covenants, including a debt service coverage ratio. The Company has at times in late fiscal year 2025 and in subsequent periods been in default on certain of the required payment obligations, financial covenants, and information reporting requirements of the HH-BDH Credit Agreement. The Company is actively working with the lender on waivers related to these defaults along with the amendment to the HH-BDH Credit Agreement. Such negotiations remain in process as of the date of these financial statements. The events of default under the HCLP Loan Agreement described above triggered a cross default provision in the HH-BDH Credit Agreement. The Company timely notified HH-BDH of the cross default and, as of the date of these financial statements, HH-BDH has not notified the Company that it intends to declare an event of default as its relates to the cross default provision of the HH-BDH Credit Agreement.

On August 6, 2024, the Company entered into a securities purchase agreement with Yorkville, pursuant to which the Company agreed to issue and sell convertible debentures in an aggregate principal amount of up to $4.0 million and warrants to purchase up to 1,325,382 shares of the Company’s Class A common stock at an exercise price of $2.63. On August 6, 2024, the Company issued $2.0 million to Yorkville in aggregate principal amount of the convertible debentures and warrants to purchase up to 662,691 shares of Common Stock. Also, on November 13, 2024, the Company issued an additional $2.0 million in aggregate principal amount of convertible debentures and warrants to purchase up to 662,691 shares of Class A common stock. The convertible debentures were repaid in full in February 2025. The warrants issued to Yorkville remain outstanding however, given the trading price per share of our Class A common stock is significantly below the exercise price of these warrants, we have not assumed or relied on the receipt of proceeds from the exercise of these warrants.

Ben may not be able to refinance our indebtedness or obtain additional financing on terms favorable to the Company, or at all. To the extent that Ben or its subsidiaries raise additional capital through the future sale of equity or debt, the ownership interest of our existing equity holders may be diluted. The terms of these future equity or debt securities may include liquidation or other preferences that adversely affect the rights of our existing equity unitholders or involve negative covenants that restrict Ben’s ability to take specific actions, such as incurring additional debt or making additional investments in growing the operations of the Company. If Ben defaults on these borrowings, then the Company will be required to either (i) sell participation or other interests in our loans or other of our assets, or (ii) to raise additional capital through the sale of equity and the ownership interest of our equity holders may be diluted.

We will utilize our cash flows toward our contractual obligations, to invest in our business, including new product initiatives and growth strategies, including any potential acquisitions, and, if determined by our Board, to pay dividends to our equity holders, including guaranteed payments on certain of BCH’s preferred equity securities, and to fund tax distributions for certain noncontrolling interest holders. Our ability to fund these capital needs will depend on our ongoing ability to generate cash from operations and via the capital markets.

While we have concluded that there is substantial doubt about our ability to continue as a going concern, our financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty related to the Company’s ability to continue as a going concern.

Reverse Stock Split

In April 2024, the Company’s stockholders approved a reverse stock split of its Common Stock at a range of ratios between 1-for-10 to 1-for-100, and the Company’s board of directors approved the implementation of the reverse stock split at a ratio of 1-for-80 and a simultaneous proportionate reduction in the authorized shares of each class of Common Stock as required by Nevada Revised Statutes Section 78.207 (the “Reverse Stock Split”). The Reverse Stock Split was effective as of April 18, 2024, and the Company regained compliance with the minimum bid price requirement in May 2024.

As of the effective time of the Reverse Stock Split, every 80 issued and outstanding shares of the Company’s Common Stock was automatically reclassified into one issued and outstanding share of the Company’s Common Stock, with no change in the par value per share. No fractional shares of Common Stock were issued in connection with the Reverse Stock Split and all fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. Proportional adjustments were made to the number of shares of common stock issuable upon exercise or conversion of the Company’s equity award, warrants, and other equity instruments convertible into common stock, as well as the applicable exercise price. All share and per share amounts of the Company’s Class A and Class B common stock presented in this Annual Report on Form 10-K have been retroactively adjusted to reflect the 1-for-80 Reverse Stock Split, including reclassifying an amount equal to the reduction in par value of Common Stock to additional paid-in capital.

Amendments to Organizational Documents

In connection with the Reverse Stock Split, on April 11, 2024, the Company, in its capacity as the sole managing member and the sole non-managing member of Beneficient Company Group, L.L.C. (“Ben LLC”), entered into and adopted the Second Amended and Restated Limited Liability Company Agreement of Beneficient Company Group, L.L.C. (the “Ben LLC A&R LLCA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Ben LLC A&R LLCA provides that, among other things, in the event that the Company at any time (i) subdivides

(by any stock split, dividend, recapitalization or otherwise), the outstanding shares of the Class A common stock (and Class B common stock, as applicable) of the Company into a greater number of shares, Ben LLC shall (A) cause the issuance of additional Class A Units of Ben LLC (the “Ben LLC Class A Units”) and (B) cause Beneficient Company Holdings, L.P. (“BCH”) to issue additional Class A Units of BCH (the “BCH Class A Units”) (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as general partner of BCH to be appropriate), in both cases to reflect the increase in the number of shares of Common Stock of the Company outstanding, and (ii) combines (by combination, reverse split or otherwise) the outstanding shares of Class A common stock (and Class B common stock, as applicable) of the Company into a smaller number of shares, Ben LLC shall (A) cause a reduction in the number of Ben LLC Class A Units outstanding and (B) cause BCH to reduce the number of BCH Class A Units (and such other limited partner interests, if any, as determined by Ben LLC in its capacity as the general partner of BCH to be appropriate), in both cases to reflect the decrease in the number of shares of Common Stock of the Company outstanding.

Also in connection with the Reverse Stock Split, on April 11, 2024, Ben LLC, in its capacity as the sole general partner of BCH, entered into and adopted the Ninth Amended and Restated Limited Partnership Agreement of BCH (the “Ninth A&R BCH LPA”), which became effective on April 18, 2024, simultaneously with the effectiveness of the Reverse Stock Split. The Ninth A&R BCH LPA provides for, among other things, (i) the combination of certain units of BCH in connection with the Reverse Stock Split and the corresponding reverse unit split of the Ben LLC Class A Units as well as amendments to the definition of the Preferred Series A Subclass 0 Unit Conversion Price and Preferred Series A Subclass 1 Unit Conversion Price (each as defined in the Ninth A&R BCH LPA) and (ii) remove references to the previously authorized Preferred Series C Subclass 1 Unit Accounts (as defined in the Ninth A&R BCH LPA), which are no longer outstanding.

On September 30, 2024, Amendment No. 1 to the Ninth A&R BCH LPA was adopted to re-designate fifty percent (50%) of the aggregate capital account balances in the BCH Preferred A-0 as non-redeemable Preferred A-0 Unit Accounts (such redesignated portion, the “BCH Preferred A-0 Non-Redeemable”) with the remaining fifty percent (50%) of the capital account balances in the BCH Preferred A-0 Accounts remaining redeemable (such remaining Preferred A-0 being the “BCH Preferred A-0 Redeemable”). As a result of this redesignation, approximately $125.5 million of temporary equity was reclassified to permanent equity as of September 30, 2024. Also, on November 21, 2024, an additional $35.0 million of the BCH Preferred A-0 was redesignated to BCH Preferred A-0 Non-Redeemable.

The BCH Preferred A-0 Non-Redeemable is identical to the BCH Preferred A-0 Redeemable except that it does not have any cash redemption rights.

Amendment to Articles of Incorporation

On October 2, 2024, the Company filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada to increase the number of authorized shares of Class A common stock from 18,750,000 to 5,000,000,000. The increase in the number of authorized shares was approved by the Company’s stockholders on October 2, 2024.

Purchase Agreement with Mercantile Bank International Corp.

On December 4, 2024, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among the Company, Beneficient Capital Company Holdings, L.P., a subsidiary of the Company (“BCC Holdings”), Mercantile Bank International Corp. (“MBI”) and Mercantile Global Holdings, Inc., (“MGH” and, together with MBI, the “Sellers”), pursuant to which, BCC Holdings agreed to purchase from MGH all of the issued and outstanding shares of capital stock of MBI upon the terms and subject to the conditions set forth in the Purchase Agreement.

On June 3, 2025, the Sellers delivered a notice to the Company terminating the Purchase Agreement, effective immediately. The termination of the Purchase Agreement did not cause the Company or BCC Holdings to incur any additional liability.

Operating Cost Reduction Plan

On July 11, 2023, Beneficient’s board of directors (the “Board”) approved certain measures to reduce the operating expenses of the Company with a view toward focusing resources on areas of current business needs. As part of this plan, we commenced the furlough of approximately 30 employees, representing approximately 20% of our workforce as of July 11, 2023. We also implemented a reduction in spending with third-party vendors in certain parts of our business as part of the plan to reduce operating expenses.

Effective November 3, 2023, the Board approved additional measures to reduce the operating expenses of the Company, including the termination of the previously furloughed employees and the layoff of an additional 15 employees, representing approximately an additional 10% of our workforce as of November 3, 2023. We continue to focus efforts on reducing spending with third-party vendors in certain parts of our business as part of the plan to further reduce operating expenses.